Note 8 - Income taxes - outstanding (Detail) - Deferred Tax Assets (CAD)	Dec. 31, 2012	Dec. 31, 2011
Non-capital loss carryforwards	4,538,000	4,438,000
Research and development deductions	8,540,000	9,295,000
Book amortization in excess of tax	1,925,000	2,779,000
Share issue costs	(26,000)	45,000
Warrant liability	724,000	65,000
Revenue recognized for tax purposes in excess of revenue recognized for accounting purposes		1,125,000
Tax value in excess of accounting value in lease inducements	8,000	49,000
Accounting value in excess of tax value in intangible assets	371,000	49,000
Provincial investment tax credits	303,000	973,000
Total deferred tax assets	16,383,000	18,818,000
Valuation allowance	(16,383,000)	(18,818,000)